Accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Estimated Useful Life of Intangible Assets
Amortisation is provided at rates calculated to write off the cost less estimated residual value of each asset on a straight-line basis over its estimated useful life as follows:

•	brand names (with finite lives) – 10-20 years;

•	custome r-related intangibles – 3-10 years;

•	other proprietary tools – 3-10 years;

•	other (including capitalised computer software) – 3-5 years.

Summary of Estimated Useful Life of Property, Plant and Equipment	Depreciation is provided at rates calculated to write off the cost less estimated residual value of each asset on a straight-line basis over its estimated useful life, as follows

•	f reehold buildings – 50 years;

•	lease h old land and buildings – over the term of the lease or life of the asset, if shorter;

•	f ixtures, fittings and equipment – 3-10 years;

•	compu ter equipment – 3-5 years.